Share-based compensation - Summary of Restricted Stock and Restricted Stock Unit, Activity (Detail) - ¥ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance			40,000,000
Vested			(13,333,325)	(26,666,675)
Outstanding balance			13,333,325	40,000,000
Weighted average grant date fair value			¥ 10.16	¥ 10.16
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding balance	48,288,134
Replacement		75,010,330
Granted	2,289,050	39,313,515
Vested	(1,510,365)	(63,314,483)
Forfeited	(778,848)	(2,721,228)
Outstanding balance	48,287,971	48,288,134
Expected to vest as of December 31, 2020,shares	44,424,933	44,425,083
Replacement ,Weighted average grant-date		¥ 4.87
Granted,Weighted average grant-date	¥ 147.32	27.70
Vested,Weighted average grant-date	8.76	11.66
Forfeited,Weighted average grant-date	22.71	11.05
Weighted average grant date fair value	¥ 21.46	¥ 14.20
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacement		17,643,400
Vested		(17,643,400)
Replacement ,Weighted average grant-date		¥ 2.51
Vested,Weighted average grant-date		¥ 2.51